Vanguard Global Equity Fund

Supplement to the Prospectus and Summary Prospectus for
Investor Shares Dated January 26, 2012

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Global Equity Fund has restructured the
Fund’s investment advisory team, removing AllianceBernstein L.P.
(AllianceBernstein) as an investment advisor and reallocating the assets managed by AllianceBernstein to an existing advisor to the Fund, Baillie Gifford
Overseas Ltd. (Ballie Gifford).

Acadian Asset Management LLC (Acadian) and Marathon Asset Management
LLP (Marathon-London) remain as advisors to the Fund.

Baillie Gifford, Acadian, and Marathon-London each independently select and maintain a portfolio of common stocks and other investments for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, The
Vanguard Group, Inc. (Vanguard), will continue to invest a small percentage of the Fund’s assets to facilitate cash flows to and from the Fund’s advisors.
Vanguard typically invests its portion of the Fund’s assets in both U.S. and foreign stock index futures and/or shares of exchange-traded funds. The Fund’s board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time. The Fund’s investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and table under “Fees and Expenses” are restated as follows:

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee (for fund account balances below $10,000)	$20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.54%
12b-1 Distribution Fee	None
Other Expenses	0.05%
Total Annual Fund Operating Expenses[1]	0.59%

1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

The section under the heading “Investment Advisors” beginning on page 4 is restated as follows:

Investment Advisors
Acadian Asset Management LLC

Baillie Gifford Overseas Ltd.

Marathon Asset Management LLP

Portfolio Managers

John R. Chisholm, CFA, Chief Investment Officer of Acadian. He has co-managed a portion of the Fund since 2004.

Ronald D. Frashure, CFA, Chairman, President, and Chief Executive Officer of Acadian. He has co-managed a portion of the Fund since 2004.

Brian K. Wolahan, CFA, Senior Vice President and Director of Portfolio Management at Acadian. He has co-managed a portion of the Fund since 2004.

Spencer Adair, CFA, Investment Manager of Global Alpha Strategy at Baillie Gifford Overseas Ltd. He has co-managed a portion of the Fund since 2008.

Malcolm MacColl, Investment Manager of Global Alpha Strategy at Baillie Gifford Overseas Ltd. and Partner of Baillie Gifford & Co. He has co-managed a portion of the Fund since 2008.

Charles Plowden, Chief of Investment Staff and Lead Portfolio Manager of the Global Alpha Portfolio Construction Group at Baillie Gifford Overseas Ltd. and Joint Senior Partner of Baillie Gifford & Co. He has co-managed a portion of the Fund since 2008.

William J. Arah, Director of Marathon-London. He has co-managed a portion of the Fund since its inception in 1995.

Jeremy J. Hosking, Director of Marathon-London. He has co-managed a portion of the Fund since its inception in 1995.

Neil M. Ostrer, Director of Marathon-London. He has co-managed a portion of the Fund since its inception in 1995.

Prospectus Text Changes

In the More on the Fund section, the text in “Plain Talk About Fund Expenses” is restated as follows:

All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated in the Fees and Expenses section, Vanguard Global Equity Fund’s expense ratio would be 0.59%, or $5.90 per $1,000 of average net assets. The average expense ratio for global funds in 2011 was 1.44%, or $14.40 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry).

In the More on the Fund section, under “Security Selection,” the description of the advisors is replaced with the following:

The Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of common stocks and other investments for the Fund.

Marathon Asset Management LLP (Marathon-London), advisor for approximately 44% of the Fund’s assets, identifies stocks principally on the basis of capital cycle analysis of the industry in which a company operates and on an assessment of the quality of company management. The capital cycle philosophy is based on the idea that the prospect of high return on investment will attract excessive capital, and therefore increase competition, and vice versa. This philosophy leads Marathon-London to invest in companies operating in industries where low return on investment has repelled capital and, therefore, where competition is declining. Marathon-London may also invest in higher-returning companies where barriers to entry limit new inflows of capital and competition. An additional requirement is that a company’s management demonstrates an ability to respond appropriately to the forces of the capital cycle and is incentivized accordingly. This approach is based on fundamental research and numerous meetings with company management, and is expected to result in low portfolio turnover and long average-stock-holding periods.

Acadian Asset Management LLC (Acadian), advisor for approximately 33% of the Fund’s assets, utilizes a disciplined quantitative strategy and specializes in active developed and emerging markets equity strategies. All stocks in the global equity universe are evaluated across multiple quantitative factors.

Acadian’s quantitative investment process builds portfolios from the bottom up using proprietary valuation models that measure more than 20 stock factors, focusing on those that have proven most effective in predicting returns. The result is a rating of all securities in the Acadian database in terms of each stock’s expected return. A portfolio optimization program is used to balance the expected return on the stocks with factors such as company, country, or industry weightings of the Fund’s benchmark index; the desired level of risk; estimated transaction costs; available liquidity; and other requirements.

Baillie Gifford Overseas Ltd. (Baillie Gifford), advisor for approximately 19% of the Fund’s assets, follows an investment approach based on making long-term investments in well-researched and well-managed businesses that the advisor believes enjoy sustainable competitive advantages in their marketplaces. Baillie Gifford uses a fundamental approach to identify quality growth companies. The firm considers the sustainability of earnings growth to be a critical factor in evaluating a company’s prospects.

Companies are screened first for quality and then for value. Baillie Gifford looks for companies with attractive industry backgrounds, strong competitive positions within those industries, high-quality earnings, and a favorable attitude toward shareholders. The main financial considerations in this bottom-up analysis are earnings growth, cash-flow generation, profitability, interest coverage, and balance sheet strength.

The Vanguard Group, Inc. (Vanguard), manages a small portion (approximately 4%) of the Fund’s assets to facilitate cash flows to and from the Fund’s advisors. Vanguard typically invests its portion of the Fund’s assets in both U.S. and foreign stock index futures and/or shares of exchange-traded funds. For more details, see “Other Investment Policies and Risks.”

The Investment Advisors section beginning on page 16 is restated as follows:

Investment Advisors

The Fund uses a multimanager approach. Each advisor independently manages its assigned portion of the Fund’s assets, subject to the supervision and oversight of Vanguard and the Fund’s board of trustees. The board of trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.

• Acadian Asset Management LLC, One Post Office Square, Boston, MA

02109, an affiliate of Old Mutual (US) Holdings Inc., has provided investment management services since 1986. Old Mutual (US) Holdings Inc. is a wholly owned subsidiary of Old Mutual plc, a financial services group based in the United Kingdom. As of March 31, 2012, Acadian managed approximately $48 billion in assets.

• Baillie Gifford Overseas Ltd., Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, Scotland, is an investment advisory firm founded in 1983. Baillie Gifford Overseas Ltd. is wholly owned by Baillie Gifford & Co., a Scottish investment firm. Founded in 1908, Baillie Gifford & Co., one of the largest independently owned investment management firms in the United Kingdom, manages money primarily for institutional clients. As of March 31, 2012, Baillie Gifford & Co. managed approximately $125 billion in assets.

• Marathon Asset Management LLP, Orion House, 5 Upper St. Martin‘s Lane, London, WC2H 9EA, England, is an investment advisory firm founded in 1986. Marathon-London provides asset management services to companies and institutions. As of March 31, 2012, Marathon-London managed approximately $55 billion in assets.

The Fund pays each of its investment advisors a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the MSCI All Country World Index over the preceding 36-month period. When the performance adjustment is positive, the Fund’s expenses increase; when it is negative, expenses decrease.

For the fiscal year ended September 30, 2011, the aggregate advisory fee represented an effective annual rate of 0.25% of the Fund’s average net assets before a performance-based decrease of 0.02%.

Under the terms of an SEC exemption, the Fund’s board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund’s advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund’s sponsor and overall manager, The Vanguard Group may provide investment advisory services to the Fund, on an at-cost basis, at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.

For a discussion of why the board of trustees approved the Fund’s investment advisory agreements, see the most recent semiannual report to shareholders covering the fiscal period ended March 31.

The managers primarily responsible for the day-to-day management of the Fund are:

John R. Chisholm, CFA, Chief Investment Officer of Acadian. He has worked in investment management since 1984; has been with Acadian since 1987; and has co-managed a portion of the Fund since 2004. Education: B.S. and M.B.A., Massachusetts Institute of Technology.

Ronald D. Frashure, CFA, Chairman, President, and Chief Executive Officer of Acadian. He has worked in investment management since 1974; has been with Acadian since 1988; and has co-managed a portion of the Fund since 2004. Education: B.S., Massachusetts Institute of Technology; M.B.A., Harvard Business School.

Brian K. Wolahan, CFA, Senior Vice President and Director of Portfolio Management at Acadian. He has worked in investment management since 1985; has been with Acadian since 1990; and has co-managed a portion of the Fund since 2004. Education: B.S., Lehigh University; M.B.A., Massachusetts Institute of Technology.

Spencer Adair, CFA, Investment Manager of Global Alpha Strategy at Baillie Gifford Overseas Ltd. He has been with Baillie Gifford since 2000; has managed investment portfolios since 2003; and has co-managed a portion of the Fund since 2008. Education: B.Sc., University of St. Andrews.

Malcolm MacColl, Investment Manager of Global Alpha Strategy at Baillie Gifford Overseas Ltd. and Partner of Baillie Gifford & Co. He has been with Baillie Gifford since 1999; has managed investment portfolios since 2002; and has co-managed a portion of the Fund since 2008. Education: M.A., M.Litt., University of St. Andrews.

Charles Plowden, Chief of Investment Staff and Lead Portfolio Manager of the Global Alpha Portfolio Construction Group at Baillie Gifford Overseas Ltd. and Joint Senior Partner of Baillie Gifford & Co. He has managed investment portfolios for Baillie Gifford since 1983 and has co-managed a portion of the Fund since 2008. Education: B.A., Oxford University.

William J. Arah, Director of Marathon-London. He has worked in investment management since 1982; has managed assets at Marathon-London since 1987; and has co-managed a portion of the Fund since its inception in 1995. Education: M.A., Oxford University.

Jeremy J. Hosking, Director of Marathon-London. He has worked in investment management and has managed assets since 1979; has been with Marathon-London since 1986; and has co-managed a portion of the Fund since its inception in 1995. Education: M.A., Cambridge University.

5

Neil M. Ostrer, Director of Marathon-London. He has worked in investment management and has managed assets since 1981; has been with Marathon-London since 1986; and has co-managed a portion of the Fund since its inception in 1995. Education: M.A., Cambridge University.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

CFA® is a trademark owned by CFA Institute.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 129 082012

Vanguard Global Equity Fund

Supplement to the Prospectus and Summary Prospectus for
Investor Shares for Participants Dated January 26, 2012

Restructuring of the Investment Advisory Team
The board of trustees of Vanguard Global Equity Fund has restructured the
Fund’s investment advisory team, removing AllianceBernstein L.P.
(AllianceBernstein) as an investment advisor and reallocating the assets managed by AllianceBernstein to an existing advisor to the Fund, Baillie Gifford
Overseas Ltd. (Ballie Gifford).

Acadian Asset Management LLC (Acadian) and Marathon Asset Management
LLP (Marathon-London) remain as advisors to the Fund.

Baillie Gifford, Acadian, and Marathon-London each independently select and maintain a portfolio of common stocks and other investments for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, The
Vanguard Group, Inc. (Vanguard), will continue to invest a small percentage of the Fund’s assets to facilitate cash flows to and from the Fund’s advisors.
Vanguard typically invests its portion of the Fund’s assets in both U.S. and foreign stock index futures and/or shares of exchange-traded funds. The Fund’s board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time. The Fund’s investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and table under “Fees and Expenses” are restated as follows:

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.54%
12b-1 Distribution Fee	None
Other Expenses	0.05%
Total Annual Fund Operating Expenses[1]	0.59%

1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

The section under the heading “Investment Advisors” beginning on page 4 is restated as follows:

Investment Advisors
Acadian Asset Management LLC

Baillie Gifford Overseas Ltd.

Marathon Asset Management LLP

Portfolio Managers

John R. Chisholm, CFA, Chief Investment Officer of Acadian. He has co-managed a portion of the Fund since 2004.

Ronald D. Frashure, CFA, Chairman, President, and Chief Executive Officer of Acadian. He has co-managed a portion of the Fund since 2004.

Brian K. Wolahan, CFA, Senior Vice President and Director of Portfolio Management at Acadian. He has co-managed a portion of the Fund since 2004.

Spencer Adair, CFA, Investment Manager of Global Alpha Strategy at Baillie Gifford Overseas Ltd. He has co-managed a portion of the Fund since 2008.

Malcolm MacColl, Investment Manager of Global Alpha Strategy at Baillie Gifford Overseas Ltd. and Partner of Baillie Gifford & Co. He has co-managed a portion of the Fund since 2008.

Charles Plowden, Chief of Investment Staff and Lead Portfolio Manager of the Global Alpha Portfolio Construction Group at Baillie Gifford Overseas Ltd. and Joint Senior Partner of Baillie Gifford & Co. He has co-managed a portion of the Fund since 2008.

William J. Arah, Director of Marathon-London. He has co-managed a portion of the Fund since its inception in 1995.

Jeremy J. Hosking, Director of Marathon-London. He has co-managed a portion of the Fund since its inception in 1995.

Neil M. Ostrer, Director of Marathon-London. He has co-managed a portion of the Fund since its inception in 1995.

Prospectus Text Changes

In the More on the Fund section, the text in “Plain Talk About Fund Expenses” is restated as follows:

All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated in the Fees and Expenses section, Vanguard Global Equity Fund’s expense ratio would be 0.59%, or $5.90 per $1,000 of average net assets. The average expense ratio for global funds in 2011 was 1.44%, or $14.40 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry).

In the More on the Fund section, under “Security Selection,” the description of the advisors is replaced with the following:

The Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of common stocks and other investments for the Fund.

Marathon Asset Management LLP (Marathon-London), advisor for approximately 44% of the Fund’s assets, identifies stocks principally on the basis of capital cycle analysis of the industry in which a company operates and on an assessment of the quality of company management. The capital cycle philosophy is based on the idea that the prospect of high return on investment will attract excessive capital, and therefore increase competition, and vice versa. This philosophy leads Marathon-London to invest in companies operating in industries where low return on investment has repelled capital and, therefore, where competition is declining. Marathon-London may also invest in higher-returning companies where barriers to entry limit new inflows of capital and competition. An additional requirement is that a company’s management demonstrates an ability to respond appropriately to the forces of the capital cycle and is incentivized accordingly. This approach is based on fundamental research and numerous meetings with company management, and is expected to result in low portfolio turnover and long average-stock-holding periods.

Acadian Asset Management LLC (Acadian), advisor for approximately 33% of the Fund’s assets, utilizes a disciplined quantitative strategy and specializes in active developed and emerging markets equity strategies. All stocks in the global equity universe are evaluated across multiple quantitative factors.

Acadian’s quantitative investment process builds portfolios from the bottom up using proprietary valuation models that measure more than 20 stock factors, focusing on those that have proven most effective in predicting returns. The result is a rating of all securities in the Acadian database in terms of each stock’s expected return. A portfolio optimization program is used to balance the expected return on the stocks with factors such as company, country, or industry weightings of the Fund’s benchmark index; the desired level of risk; estimated transaction costs; available liquidity; and other requirements.

Baillie Gifford Overseas Ltd. (Baillie Gifford), advisor for approximately 19% of the Fund’s assets, follows an investment approach based on making long-term investments in well-researched and well-managed businesses that the advisor believes enjoy sustainable competitive advantages in their marketplaces. Baillie Gifford uses a fundamental approach to identify quality growth companies. The firm considers the sustainability of earnings growth to be a critical factor in evaluating a company’s prospects.

Companies are screened first for quality and then for value. Baillie Gifford looks for companies with attractive industry backgrounds, strong competitive positions within those industries, high-quality earnings, and a favorable attitude toward shareholders. The main financial considerations in this bottom-up analysis are earnings growth, cash-flow generation, profitability, interest coverage, and balance sheet strength.

The Vanguard Group, Inc. (Vanguard), manages a small portion (approximately 4%) of the Fund’s assets to facilitate cash flows to and from the Fund’s advisors. Vanguard typically invests its portion of the Fund’s assets in both U.S. and foreign stock index futures and/or shares of exchange-traded funds. For more details, see “Other Investment Policies and Risks.”

The Investment Advisors section beginning on page 16 is restated as follows:

Investment Advisors

The Fund uses a multimanager approach. Each advisor independently manages its assigned portion of the Fund’s assets, subject to the supervision and oversight of Vanguard and the Fund’s board of trustees. The board of trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.

• Acadian Asset Management LLC, One Post Office Square, Boston, MA

02109, an affiliate of Old Mutual (US) Holdings Inc., has provided investment management services since 1986. Old Mutual (US) Holdings Inc. is a wholly owned subsidiary of Old Mutual plc, a financial services group based in the United Kingdom. As of March 31, 2012, Acadian managed approximately $48 billion in assets.

• Baillie Gifford Overseas Ltd., Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, Scotland, is an investment advisory firm founded in 1983. Baillie Gifford Overseas Ltd. is wholly owned by Baillie Gifford & Co., a Scottish investment firm. Founded in 1908, Baillie Gifford & Co., one of the largest independently owned investment management firms in the United Kingdom, manages money primarily for institutional clients. As of March 31, 2012, Baillie Gifford & Co. managed approximately $125 billion in assets.

• Marathon Asset Management LLP, Orion House, 5 Upper St. Martin‘s Lane, London, WC2H 9EA, England, is an investment advisory firm founded in 1986. Marathon-London provides asset management services to companies and institutions. As of March 31, 2012, Marathon-London managed approximately $55 billion in assets.

The Fund pays each of its investment advisors a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the MSCI All Country World Index over the preceding 36-month period. When the performance adjustment is positive, the Fund’s expenses increase; when it is negative, expenses decrease.

For the fiscal year ended September 30, 2011, the aggregate advisory fee represented an effective annual rate of 0.25% of the Fund’s average net assets before a performance-based decrease of 0.02%.

Under the terms of an SEC exemption, the Fund’s board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund’s advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund’s sponsor and overall manager, The Vanguard Group may provide investment advisory services to the Fund, on an at-cost basis, at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.

For a discussion of why the board of trustees approved the Fund’s investment advisory agreements, see the most recent semiannual report to shareholders covering the fiscal period ended March 31.

The managers primarily responsible for the day-to-day management of the Fund are:

John R. Chisholm, CFA, Chief Investment Officer of Acadian. He has worked in investment management since 1984; has been with Acadian since 1987; and has co-managed a portion of the Fund since 2004. Education: B.S. and M.B.A., Massachusetts Institute of Technology.

Ronald D. Frashure, CFA, Chairman, President, and Chief Executive Officer of Acadian. He has worked in investment management since 1974; has been with Acadian since 1988; and has co-managed a portion of the Fund since 2004. Education: B.S., Massachusetts Institute of Technology; M.B.A., Harvard Business School.

Brian K. Wolahan, CFA, Senior Vice President and Director of Portfolio Management at Acadian. He has worked in investment management since 1985; has been with Acadian since 1990; and has co-managed a portion of the Fund since 2004. Education: B.S., Lehigh University; M.B.A., Massachusetts Institute of Technology.

Spencer Adair, CFA, Investment Manager of Global Alpha Strategy at Baillie Gifford Overseas Ltd. He has been with Baillie Gifford since 2000; has managed investment portfolios since 2003; and has co-managed a portion of the Fund since 2008. Education: B.Sc., University of St. Andrews.

Malcolm MacColl, Investment Manager of Global Alpha Strategy at Baillie Gifford Overseas Ltd. and Partner of Baillie Gifford & Co. He has been with Baillie Gifford since 1999; has managed investment portfolios since 2002; and has co-managed a portion of the Fund since 2008. Education: M.A., M.Litt., University of St. Andrews.

Charles Plowden, Chief of Investment Staff and Lead Portfolio Manager of the Global Alpha Portfolio Construction Group at Baillie Gifford Overseas Ltd. and Joint Senior Partner of Baillie Gifford & Co. He has managed investment portfolios for Baillie Gifford since 1983 and has co-managed a portion of the Fund since 2008. Education: B.A., Oxford University.

William J. Arah, Director of Marathon-London. He has worked in investment management since 1982; has managed assets at Marathon-London since 1987; and has co-managed a portion of the Fund since its inception in 1995. Education: M.A., Oxford University.

Jeremy J. Hosking, Director of Marathon-London. He has worked in investment management and has managed assets since 1979; has been with Marathon-London since 1986; and has co-managed a portion of the Fund since its inception in 1995. Education: M.A., Cambridge University.

5

Neil M. Ostrer, Director of Marathon-London. He has worked in investment management and has managed assets since 1981; has been with Marathon-London since 1986; and has co-managed a portion of the Fund since its inception in 1995. Education: M.A., Cambridge University.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

CFA® is a trademark owned by CFA Institute.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 129 082012

Vanguard Horizon Funds®

Supplement to the Statement of Additional Information Dated January 26, 2012

Important Changes to Vanguard Global Equity Fund
Statement of Additional Information Text Changes

In the Investment Advisory Services section, the following replaces similar text within the introductory section beginning on page B-33:

The Trust currently uses five investment advisors:
n Acadian Asset Management LLC provides investment advisory services for a portion of the assets in the Global
Equity Fund.
n Baillie Gifford Overseas Ltd. provides investment advisory services for a portion of the assets in the Global
Equity Fund.
n Marathon Asset Management LLP provides investment advisory services for a portion of the assets in the
Global Equity Fund.
n PRIMECAP Management Company provides investment advisory services to the Capital Opportunity Fund.
n Vanguard provides investment advisory services to the Strategic Equity Fund and the Strategic Small-Cap
Equity Fund.

The Trust previously employed one other investment advisor:
n AllianceBernstein L.P. managed a portion of the Global Equity Fund’s assets from 2006 to 2012.

In the Investment Advisory Services section, the first two paragraphs under “II. Vanguard Global Equity
Fund” beginning on page B-35 are restated as follows:

Vanguard Global Equity Fund uses a multimanager approach. The Fund is a party to an investment advisory agreement with each advisor whereby the advisor manages the investment and reinvestment of the portion of the Global Equity
Fund’s assets that the Fund’s board of trustees determines to assign to each advisor. Hereafter, each portion is referred to as the Portfolio. In this capacity, each advisor continuously reviews, supervises, and administers the Portfolio’s investment program. Each advisor discharges its responsibilities subject to the supervision and oversight of Vanguard’s
Portfolio Review Group and the officers and trustees of the Fund. Vanguard’s Portfolio Review Group is responsible for recommending changes in a fund’s advisory arrangements to the fund’s board of trustees, including changes in the amount of assets allocated to each advisor, and whether to hire, terminate, or replace an advisor.
The Fund pays each of its investment advisors a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the Morgan Stanley Capital International All Country World Index over the preceding 36-month period.

Also in the Investment Advisory Services section under “II. Vanguard Global Equity Fund,” the section titled
“B. AllianceBernstein L.P. (AllianceBernstein)” on pages B-37 through B-39 is removed in its entirety.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI069A 082012